EXEMPT PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 015
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EXEMPT PARTY-IN-INTEREST TRANSACTIONS	EXEMPT PARTY-IN-INTEREST TRANSACTIONS
The Master Trust investments include the Union Pacific common stock fund, which is invested in the common stock of the Corporation. The Corporation is the parent holding company of the Plan sponsor and, therefore, these transactions qualify as party-in-interest transactions. At December 31, 2025 and 2024, the Plan’s interest in the Master Trust’s investment in the Union Pacific common stock fund had a cost basis of $120,746,736 and $124,184,655, respectively. During the year ended December 31, 2025, the Plan recorded dividend income of $6,749,575.

The Master Trust also invests in various funds managed by VFTC and common/collective trusts managed by T Rowe Price and EARNEST Partners. VFTC is the Plan's trustee and recordkeeper, and T Rowe Price and EARNEST Partners are each a fiduciary with respect to the Plan's assets invested in the common/collective trusts they manage. Therefore, investment transactions in funds managed by these entities qualify as party-in-interest transactions.